Fair Value of Financial Instruments	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Fair Value of Financial Instruments
6	Fair Value of Financial Instruments
Determination of fair value
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
The Bank discloses the classification of all financial instruments carried at fair value in a hierarchy based on the determination of fair value. The best evidence of fair value for a financial instrument is the quoted price in an active market. Fair value based on unadjusted quoted market prices for identical instruments in active markets represents a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Independent Price Verification (IPV) is undertaken to assess the accuracy of prices and inputs used in the determination of fair value. The IPV process is performed by price verification groups that are independent of the business. The Bank maintains a list of approved pricing sources that are used in the IPV process. These sources include, but are not limited to, brokers, exchanges and pricing services. The valuation policies relating to the IPV process require that all pricing or rate sources used be external to the Bank. At least annually, an independent assessment of pricing or rate sources is performed to determine the market presence and reliability of market levels.
Quoted prices are not always available for
over-the-counter
(OTC) transactions as well as for transactions in inactive or illiquid markets. OTC transactions are valued using internal models that maximize the use of observable inputs to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When fair value is based on all significant market observable inputs, the valuation is classified as Level 2. Financial instruments traded in a less active market can be valued using indicative market prices, the present value of cash flows or other valuation techniques. Fair value estimates normally do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets or when using models where observable parameters do not exist, significant management judgment is required for valuation methodologies and model inputs. Valuations that require the significant use of unobservable inputs are considered Level 3.
The specific inputs and valuation techniques used in determining the fair value of financial instruments are noted below. For Level 3 instruments, additional information is disclosed in the Level 3 sensitivity analysis on page 173.
The fair values of cash and deposits with banks, securities purchased under resale agreements and securities borrowed, customers’ liability under acceptances, obligations related to securities sold under repurchase agreements and securities lent, acceptances, and obligations related to securities sold short are assumed to approximate their carrying values, either due to their short-term nature or because they are frequently repriced to current market rates.
Trading loans
Trading loans are comprised of loans that serve as hedges to total return swaps, hedges for precious metal certificate liabilities and loans subject to sale through syndication. Trading loans that serve as hedges to loan-based credit total return swaps and precious metals certificate liabilities are valued using consensus prices from Bank approved independent pricing services. The fair value of loans subject to sale through syndication approximates their carrying value due to the short-term nature of these loans.
Government issued or guaranteed securities
The fair values of government issued or guaranteed debt securities are primarily based on unadjusted quoted prices in active markets, where available. Where quoted prices in active markets are not available, the fair value is determined by utilizing recent transaction prices, reliable broker quotes, or pricing services, which derive fair values using only observable valuation inputs, which are significant to the fair values.

For securities for which quoted prices are not available, the Bank uses a discounted cash flow method, using the effective yield of a similar instrument adjusted for instrument-specific risk factors that are observable inputs such as credit spread and contracted features.
Corporate and other debt
Corporate and other debt securities are valued using unadjusted quoted prices from independent market data providers or third-party broker quotes from an active market. Where direct prices from active markets are not available, the valuation is performed with a yield-based valuation approach. In some instances, interpolated yields of similar bonds are used to price securities. The Bank uses pricing models with observable inputs from market sources such as credit spread, and interest rate curves. These inputs are verified through an IPV process on a monthly basis.
For certain securities where there is no active market, no consensus market pricing and no indicative or executable independent third-party quotes, the Bank uses pricing by third-party providers or internal pricing models and cannot readily observe the significant inputs used to price such instruments.
Mortgage-backed securities
The fair value of residential mortgage-backed securities is primarily determined using broker quotes and independent market data providers. In limited circumstances, an internal price-based model may be used with the unobservable inputs that are significant to the fair value.
Equity securities
The fair value of equity securities is based on unadjusted quoted prices in active markets, where available. Where equity securities are less frequently traded, the most recent exchange-quoted pricing is used to determine fair value.
For private equity securities, where quoted prices in active markets are not readily available, the fair value is determined as a multiple of the underlying earnings or percentage of underlying net asset value obtained from third-party general partner statements.
Derivatives
Fair values of exchange-traded derivatives are based on unadjusted quoted market prices from an active market. Fair values of over-the-counter
(OTC) derivatives or inactive exchange-traded derivatives are determined using pricing models, which take into account observable valuation inputs such as current market and contractual prices of the underlying instruments, as well as time value and yield curve or volatility factors underlying the positions. The determination of the fair value of derivatives includes consideration of credit risk, estimated funding costs and ongoing direct costs over the life of the instruments.
Derivative products valued using a valuation technique with market-observable inputs mainly include interest rate swaps and options, currency swaps and forward foreign exchange contracts. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs including foreign exchange spot, forward rates and interest rate curves.
Derivative products valued using a valuation technique with significant unobservable inputs, such as volatility, correlation, and forward curves, may include long dated contracts (interest rate swaps, currency swaps, option contracts, commodity contracts and certain credit default swaps) and other derivative products that reference a basket of assets.
Loans
The estimated fair value of loans carried at amortized cost reflects changes in the general level of interest rates and creditworthiness of borrowers that have occurred since the loans were originated or purchased. The particular valuation methods used are as follows:

•
Canadian fixed rate residential mortgages are fair valued by discounting the expected future contractual cash flows, taking into account expected prepayments and using management’s best estimate of average market interest rates currently offered for mortgages with similar remaining terms.

•	For fixed rate business and government loans, fair value is determined by discounting the expected future contractual cash flows at market interest rates for loans with similar credit risks.
•	For all other fixed rate loans, fair value is determined by discounting the expected future contractual cash flows of these loans at market interest rates.
•	For all floating rate loans fair value is assumed to equal carrying value.
The fair value of loans is not adjusted for the value of any credit protection the Bank has purchased to mitigate credit risk.
Deposits
The fair values of deposits payable on demand or after notice or floating rate deposits payable on a fixed date is assumed to equal carrying value.
The estimated fair values of Canadian personal fixed rate deposits payable on a fixed date are fair valued by discounting the expected future contractual cash outflows, using management’s best estimate of average market interest rates currently offered for deposits with similar remaining terms.
Deposits under the Canada Mortgage Bond (CMB) program are fair valued by discounting expected future contractual cash flows using market observable inputs.
For all other fixed rate deposits, fair value is determined by discounting the expected future contractual cash flows of these deposits at interest rates currently offered for deposits with similar terms.
For structured notes containing embedded features that are bifurcated from plain vanilla notes, the fair value of the embedded derivatives is determined using option pricing models with observable inputs similar to other interest rate or equity derivative contracts.
Certain deposits that are designated at FVTPL are structured notes. Their coupon or repayment terms can be linked to the performance of market parameters such as interest rates, equities, and foreign currencies. The fair value of these structured notes is determined using models which incorporate observable market inputs, such as interest rate curves, equity prices, equity volatility and foreign exchange rates. Some structured notes may have significant unobservable inputs to model valuation such as interest rate volatility and equity correlation.
Obligations related to securities sold short
The fair values of these obligations are based on the fair value of the underlying securities, which can include debt or equity securities. The method used to determine fair value is based on the quoted market prices where available in an active market.

Subordinated debentures and other liabilities
The fair values of subordinated debentures, including debentures issued by subsidiaries which are included in other liabilities, are determined by reference to quoted market prices where available or market prices for debt with similar terms and risks. The fair values of other liabilities are determined by the discounted contractual cash flow method with appropriate currency swap curves for the remaining term or market prices for instruments with similar terms and risks.
Fair value of financial instruments
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2025		2024
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$65,967	$65,967	$63,860	$63,860
Trading assets	152,223	152,223	129,727	129,727
Securities purchased under resale agreements and securities borrowed	203,008	203,008	200,543	200,543
Derivative financial instruments	46,531	46,531	44,379	44,379
Investment securities – FVOCI and FVTPL	126,226	126,226	123,420	123,420
Investment securities – Amortized cost	23,239	23,722	28,422	29,412
Loans	769,900	771,045	757,825	760,829
Customers’ liability under acceptances	177	177	148	148
Other financial assets	28,128	28,128	22,467	22,467
Liabilities:
Deposits	965,925	966,279	941,290	943,849
Financial instruments designated at fair value through profit or loss	47,165	47,165	36,341	36,341
Acceptances	178	178	149	149
Obligations related to securities sold short	38,104	38,104	35,042	35,042
Derivative financial instruments	56,031	56,031	51,260	51,260
Obligations related to securities sold under repurchase agreements and securities lent	189,144	189,144	190,449	190,449
Subordinated debentures	7,749	7,692	7,814	7,833
Other financial liabilities	56,500	56,529	53,342	53,387
Changes in interest rates, credit spreads and liquidity costs are the main cause of changes in the fair value of the Bank’s financial instruments resulting in a favourable or unfavourable variance compared to carrying value. For the Bank’s financial instruments carried at cost or amortized cost, the carrying value is not adjusted to reflect increases or decreases in fair value due to market fluctuations, including those due to interest rate changes. For FVOCI investment securities, derivatives and financial instruments measured at FVTPL or designated as fair value through profit or loss, the carrying value is adjusted regularly to reflect the fair value.

Fair value hierarchy
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2025				2024
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$5,156	$–	$5,156	$–	$2,540	$–	$2,540
Trading assets
Loans	–	8,486	1	8,487	–	7,649	–	7,649
Canadian federal government and government guaranteed debt	13,838	1,963	–	15,801	11,229	3,742	–	14,971
Canadian provincial and municipal debt	8,374	3,336	–	11,710	6,228	2,185	–	8,413
U.S. treasury and other U.S. agencies’ debt	9,132	–	–	9,132	15,050	–	–	15,050
Other foreign governments’ debt	1,837	8,451	–	10,288	422	9,932	–	10,354
Corporate and other debt	3,523	6,593	–	10,116	4,940	6,990	4	11,934
Equity securities	83,412	373	12	83,797	59,081	88	21	59,190
Other	–	2,892	–	2,892	–	2,166	–	2,166
	$120,116	$32,094	$13	$152,223	$96,950	$32,752	$25	$129,727
Investment securities (2)
Canadian federal government and government guaranteed debt	$15,143	$7,967	$–	$23,110	$12,739	$8,801	$–	$21,540
Canadian provincial and municipal debt	16,293	4,550	–	20,843	12,823	4,702	–	17,525
U.S. treasury and other U.S. agencies’ debt	42,300	6,736	–	49,036	39,999	6,377	–	46,376
Other foreign governments’ debt	7,099	20,627	–	27,726	3,940	25,346	–	29,286
Corporate and other debt	116	2,892	32	3,040	133	3,359	35	3,527
Equity securities	96	329	2,046	2,471	2,983	317	1,866	5,166
	$81,047	$43,101	$2,078	$126,226	$72,617	$48,902	$1,901	$123,420
Derivative financial instruments
Interest rate contracts	$–	$9,804	$3	$9,807	$–	$11,584	$–	$11,584
Foreign exchange and gold contracts	–	26,411	1	26,412	–	26,004	–	26,004
Equity contracts	816	6,452	161	7,429	150	4,313	44	4,507
Credit contracts	–	269	4	273	–	180	2	182
Commodity contracts	–	2,594	16	2,610	–	2,095	7	2,102
	$816	$45,530	$185	$46,531	$150	$44,176	$53	$44,379
Liabilities:
Deposits (3)	$–	$335	$–	$335	$–	$193	$–	$193
Financial liabilities designated at fair value through profit or loss	–	47,165	–	47,165	–	36,341	–	36,341
Obligations related to securities sold short	34,864	3,240	–	38,104	30,721	4,319	2	35,042

Derivative financial instruments
Interest rate contracts	–	17,181	8	17,189	–	17,895	13	17,908
Foreign exchange and gold contracts	–	25,793	–	25,793	–	25,900	–	25,900
Equity contracts	783	9,288	43	10,114	139	4,687	19	4,845
Credit contracts	–	24	2	26	–	46	1	47
Commodity contracts	–	2,897	12	2,909	–	2,550	10	2,560
	$783	$55,183	$65	$56,031	$139	$51,078	$43	$51,260

Instruments not carried at fair value (4) :
Assets:
Investment securities – amortized cost	$1,548	$21,691	$–	$23,239	$1,127	$27,295	$–	$28,422
Loans (5)	–	–	400,574	400,574	–	–	399,139	399,139

Liabilities:
Deposits (5)	–	392,222	–	392,222	–	411,838	–	411,838
Subordinated debentures	7,345	404	–	7,749	–	7,814	–	7,814
Other liabilities	–	22,098	486	22,584	–	21,563	499	22,062

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $23,722 (October 31, 2024 – $29,412).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
(4)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(5)	Represents fixed rate instruments.

Level 3 instrument fair value changes
Financial instruments categorized as Level 3 in the fair value hierarchy as at October 31, 2025, comprised of loans, structured corporate bonds, equity securities and derivatives.
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2025.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2025
($ millions)	Fair value November 1 2024	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2025	Change in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$–	$–	$–	$1	$(179)	$179	$1	$–
Corporate and other debt	4	–	–	–	–	(4)	–	–
Equity securities	21	–	–	7	(19)	3	12	1
	25	–	–	8	(198)	178	13	1

Investment securities
Corporate and other debt	35	(5)	–	–	–	2	32	(5)
Equity securities	1,866	148	69	197	(228)	(6)	2,046	141
	1,901	143	69	197	(228)	(4)	2,078	136

Derivative financial instruments – assets
Interest rate contracts	–	2	–	4	(3)	–	3	2	(4)
Foreign exchange and gold contracts	–	–	–	2	–	(1)	1	–
Equity contracts	44	97	–	17	–	3	161	97	(3)
Credit contracts	2	(1)	–	3	–	–	4	(1)
Commodity contracts	7	9	–	–	–	–	16	9

Derivative financial instruments – liabilities
Interest rate contracts	(13)	(10)	–	(5)	22	(2)	(8)	(10	) (4)
Equity contracts	(19)	(15)	–	(26)	–	17	(43)	(15	) (3)
Credit contracts	(1)	1	–	(2)	–	–	(2)	1
Commodity contracts	(10)	(2)	–	–	–	–	(12)	(2)
	10	81	–	(7)	19	17	120	81
Obligations related to securities sold short	(2)	–	–	–	–	2	–	–
Total	$1,934	$224	$69	$198	$(407)	$193	$2,211	$218

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the unrealized gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(4)
Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2024.

	As at October 31, 2024
($ millions)	Fair value November 1 2023	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2024
Trading assets	20	(1)	–	44	(22)	(16)	25
Investment securities	1,749	100	(25)	251	(207)	33	1,901
Derivative financial instruments	15	(11)	–	9	(9)	6	10
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability becomes available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
The following significant transfers made between Levels 1 and 2 were based on whether the fair value was determined using quoted market prices from an active market.

During the year ended October 31, 2025:

•	Trading assets of $620 million, investment securities of $2,310 million and obligations related to securities sold short of $265 million were transferred out of Level 2 into Level 1.
•	Trading assets of $914 million, investment securities of $1,532 million and obligations related to securities sold short of $268 million were transferred out of Level 1 into Level 2.
During the year ended October 31, 2024:

•	Trading assets of $1,867 million, investment securities of $3,010 million and obligations related to securities sold short of $396 million were transferred out of Level 2 into Level 1.
•	Trading assets of $712 million, investment securities of $698 million and obligations related to securities sold short of $6 million were transferred out of Level 1 into Level 2.
There was
no
significant transfer into and out of Level 3 during the year ended October 31, 2025 and October 31, 2024.
Level 3 sensitivity analysis
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities		General Partner valuations

Private equity securities (2)	Market comparable	per net asset value	n/a	(84)/84

Derivative financial instruments

Interest rate contracts	Option pricing	Interest rate
	model	volatility	59% - 220%	(1)/1

Equity contracts	Option pricing	Equity volatility	5% - 397%
	model	Equity correlation	(114%) - 114%	(45)/45
Commodity contracts	Discounted cash flow	Forward curves	9% - 15%	(5)/5

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.

The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
The following section discusses the significant unobservable inputs for Level 3 instruments.
General Partner (GP) Valuations per Net Asset Value
Net asset values provided by GPs represent the fair value of investments in private equity securities.
Correlation
Correlation becomes an input into equity derivative pricing when the relationship between price movements of two or more of the underlying assets is relevant.
Volatility
Volatility for equity derivatives is a measure of the underlying price fluctuation. Interest rate volatility measures variability of a security yield or interest rate. Historic volatility is often calculated as the annualized standard deviation of daily price or yield variation for a given time period. Implied volatility is such that, when input into an option pricing model, returns a value equal to the current market value of the option.
Forward curves
Monthly forward curves for commodity contracts are required inputs to valuation. A portion of the forward curves are unobservable.